Stock-Based Compensation and Benefit Plans (Details Narrative) (10-K) - USD ($)		1 Months Ended				3 Months Ended				9 Months Ended		12 Months Ended
	Feb. 12, 2014	Nov. 30, 2015	Jul. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Mar. 18, 2014
Common stock, par value					$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001		$ 0.01
Number of stock options shares issued						334,173				334,173		249,951
Cost recognized over weighted average period										1 year 4 months 24 days		1 year 6 months
Stock option expected term						3 years				3 years
Share-based compensation expense												$ 3,704,682
Share-based compensation, costs not yet recognized												$ 211,499
Stock options granted						49,005	6,668	99,605				115,150	133,628
First Anniversary Grant Date [Member]
Percentage of stock awards granted to vest on the grant date										50.00%		50.00%
Employee And Directors Stock Options [Member]
Number of stock options issued to purchase of shares					30,334							115,150	133,628
Stock option exercise prices range lower limit					$ 22.50							$ 8.25	$ 22.50
Stock option exercise prices range upper limit					$ 60.00							$ 22.50
Number of stock options shares issued for vested												84,917
Number of stock options outstanding shares granted												193,584
Plan modification, aggregate excess of fair value of the modified award over the fair value of the original award					$ 42,000							$ 395,000	$ 339,671
Share-based compensation expense					36,000
Share-based compensation, costs not yet recognized					$ 6,000								$ 6,000
Employee And Directors Stock Options [Member] | 2014 SIP [Member]
Number of stock options outstanding shares granted												48,367
Employee And Directors Stock Options [Member] | 2010 EIP [Member]
Number of stock options outstanding shares granted												7,962
Employee And Directors Stock Options [Member] | Tranche One [Member]
Percentage of stock awards granted to vest on the grant date													50.00%
Stock options granted													22,517
Employee And Directors Stock Options [Member] | Tranche Two [Member]
Percentage of stock awards granted to vest on the grant date													50.00%
Stock options granted													111,045
Non - Executive Associate [Member] | Restricted Stock [Member]
Number of stock options shares issued			134
Aggregate restricted shares issued		4,803	6,800
Forfeited			1,200
Fair value restricted stock		$ 41,000	$ 31,000
Non-Employee Directors [Member]
Percentage of stock awards granted to vest on the grant date										50.00%		50.00%
Stock options expiration period										5 years		5 years
Minimum [Member]
Stock option expected term									2 years		2 years	2 years	2 years
Minimum [Member] | Employee And Directors Stock Options [Member]
Exercise price before modification					$ 22.50
Maximum [Member]
Stock option expected term									3 years		3 years	3 years	3 years
Maximum [Member] | Employee And Directors Stock Options [Member]
Exercise price before modification					$ 60.00
Directors [Member]
Percentage of stock awards granted to vest on the grant date				100.00%
Number of stock options shares issued for vested				2,667
2010 Equity Incentive Plan [Member]
Number of shares of common stock reserved for issuance												7,962
Number of common stock shares issued for covering the plan										26,667		26,667
Stock option term description										The term of each stock option shall be determined by the board or committee, but shall not exceed ten years. Vested stock options may be exercised in whole or part by the holder giving notice to the Company. Options under the plan may provide for the holder of the option to make payment of the exercise price by surrender of shares equal in value to the exercise price. Options granted to employees generally vest over two to three years. Stock awards granted to non-employee directors generally vest 50% on the grant date and 50% on the first anniversary of the date of the grant. Options expire five years from the date of grant.		No person is eligible to receive grants of stock options and SARs under the plan that exceed, in the aggregate, 26,667 shares of common stock in any one year. The term of each stock option shall be determined by the board or committee, but shall not exceed ten years. Vested stock options may be exercised in whole or part by the holder giving notice to the Company. Options under the plan may provide for the holder of the option to make payment of the exercise price by surrender of shares equal in value to the exercise price. Options granted to employees generally vest over two to three years. Stock awards granted to non-employee directors generally vest 50% on the grant date and 50% on the first anniversary of the date of the grant. Options expire five years from the date of grant.
2010 Equity Incentive Plan [Member] | Board Of Directors [Member]
Number of common stock shares issued for covering the plan	101,442
Common stock, par value	$ 0.0001
2010 Equity Incentive Plan [Member] | New Employees [Member]
Number of common stock shares issued for covering the plan												6,667
2010 Equity Incentive Plan [Member] | Employees [Member] | Minimum [Member]
Stock option vest over period										2 years		2 years
2010 Equity Incentive Plan [Member] | Employees [Member] | Maximum [Member]
Stock option vest over period										3 years		3 years
2014 Associate Stock Purchase Plan [Member]
Number of stock options issued to purchase of shares												11,067	2,704
2014 Associate Stock Purchase Plan [Member] | Board Of Directors [Member]
Number of shares of common stock reserved for issuance					33,334								33,334	33,334
Percentage of stock awards granted to vest on the grant date										10.00%
Stock options expiration period					1 year					6 months
Number of stock options outstanding shares granted						7,456				7,456
Percentage of purchase price of shares under the plan of lesser of fair value of common stock shares					85.00%					85.00%